Intellectual Property net (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	May 31, 2025	May 31, 2024	Aug. 31, 2024	Aug. 31, 2023
Intellectual Property net
Amortization expense	$ 27,212
Impairment of intangible assets	$ 33,540	$ 57,836	$ 57,836	$ 106,761
Amortization expense			33,704
Impairment loss from Intellectual Property			$ 57,836